Income Taxes (Details) - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2022
Income Taxes [Line Items]
Long-term deferred tax assets			$ 800,000		$ 800,000	$ 2,400,000
Long term deferred tax liabilities			150,700,000		150,700,000	35,300,000
Valuation allowance	$ 10,500,000		12,600,000	$ 12,600,000	12,600,000
U.S. federal income tax net operating losses					67,900,000	48,400,000
U.S. state income tax					14,900,000	10,800,000
Foreign NOLs					1,600,000	2,300,000
Unrecognized tax benefits			8,400,000	1,700,000	8,400,000	15,700,000		$ 14,500,000
Long-term asset			14,500,000		14,500,000			$ 14,500,000
State tax returns amount			700,000		700,000
Provision (benefit) for income taxes	1,465,000	$ (710,000)	(5,256,000)	3,243,000		2,009,000	$ 3,408,000
Successor [Member]
Income Taxes [Line Items]
Long term deferred tax liabilities
U.S. federal income tax net operating losses			(9,634,000)
U.S. state income tax			(1,246,000)
Unrecognized tax benefits			4,828	13,976	4,828
Long-term asset	6,826,000		6,908,000		6,908,000
Provision (benefit) for income taxes	$ 1,500,000		$ (5,256,000)
Effective income tax rate, percent	6.00%		5.00%
Predecessor [Member]
Income Taxes [Line Items]
Long term deferred tax liabilities						807
U.S. federal income tax net operating losses				(5,868,000)		(14,912,000)	(9,265,000)
U.S. state income tax				(1,506,000)		(2,215,000)	(1,737,000)
Unrecognized tax benefits				13,976		15,667	15,667
Long-term asset						15,793,000
Provision (benefit) for income taxes		$ (700,000)		$ 3,243,000		$ 2,009,000	$ 3,408,000
Effective income tax rate, percent		35.80%		(27.00%)		(47.00%)	15.00%
Income Tax [Member]
Income Taxes [Line Items]
Unrecognized tax benefits			$ 4,800,000		4,800,000
Tax Year 2023 [Member]
Income Taxes [Line Items]
Long-term asset			1,700,000		1,700,000
Tax Year 2024 [Member]
Income Taxes [Line Items]
Long-term asset			$ 8,400,000		$ 8,400,000